Equipment, leases and leasehold improvements, net - Schedule of Breakdown of Cost, Accumulated Depreciation, Additions and Disposals of Equipment and Leasehold Improvements (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	$ 16,794
Ending balance	19,676	$ 16,794
Equipment and leasehold improvements, net
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,041
Ending balance	4,509	4,041
IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	717	799
Ending balance	890	717	$ 799
Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	212	172
Ending balance	399	212	172
Leases and leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	2,930	3,395
Ending balance	2,973	2,930	3,395
Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	182	75
Ending balance	247	182	75
Leases
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	12,753
Ending balance	15,167	12,753
Equipment and leasehold improvements, net
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	16,794	17,282
Ending balance	19,676	16,794	17,282
Equipment and leasehold improvements, net | Leases
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	12,753	12,841
Ending balance	15,167	12,753	12,841
Carrying amount - principal
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	32,939	32,270	31,786
Additions	5,436	2,149	1,658
Disposals	318	1,493	1,182
Effect of movement in exchange rates	63	(13)	(8)
Ending balance	37,994	32,939	32,270
Carrying amount - principal | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,287	3,941	4,476
Additions	632	369	599
Disposals	157	28	1,136
Effect of movement in exchange rates	15	(5)	(2)
Ending balance	4,747	4,287	3,941
Carrying amount - principal | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	1,820	1,808	1,677
Additions	274	92	165
Disposals	50	83	36
Effect of movement in exchange rates	13	(3)	(2)
Ending balance	2,031	1,820	1,808
Carrying amount - principal | Leases and leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	8,313	8,301	7,450
Additions	768	124	852
Disposals	72	117	4
Effect of movement in exchange rates	35	(5)	(3)
Ending balance	8,974	8,313	8,301
Carrying amount - principal | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	844	717	687
Additions	139	176	35
Disposals	3	49	6
Effect of movement in exchange rates	0	0	(1)
Ending balance	980	844	717
Carrying amount - principal | Leases
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	17,675	17,503	17,496
Additions	3,623	1,388	7
Disposals	36	1,216	0
Effect of movement in exchange rates	0	0	0
Ending balance	21,262	17,675	17,503
Accumulated amortization
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(16,145)	(14,988)	(14,007)
Depreciation and amortization for the year	2,499	2,280	2,154
Disposals	(300)	(1,133)	(1,176)
Effect of movement in exchange rates	(26)	10	3
Ending balance	(18,318)	(16,145)	(14,988)
Accumulated amortization | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(3,570)	(3,142)	(3,846)
Depreciation and amortization for the year	456	449	430
Disposals	(161)	(25)	(1,133)
Effect of movement in exchange rates	(8)	4	(1)
Ending balance	(3,857)	(3,570)	(3,142)
Accumulated amortization | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(1,608)	(1,636)	(1,638)
Depreciation and amortization for the year	84	54	32
Disposals	(53)	(83)	(35)
Effect of movement in exchange rates	(7)	1	1
Ending balance	(1,632)	(1,608)	(1,636)
Accumulated amortization | Leases and leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(5,383)	(4,906)	(4,375)
Depreciation and amortization for the year	684	589	531
Disposals	(55)	(117)	(4)
Effect of movement in exchange rates	(11)	5	4
Ending balance	(6,001)	(5,383)	(4,906)
Accumulated amortization | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(662)	(642)	(590)
Depreciation and amortization for the year	72	69	57
Disposals	(1)	(49)	(4)
Effect of movement in exchange rates	0	0	(1)
Ending balance	(733)	(662)	(642)
Accumulated amortization | Leases
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	(4,922)	(4,662)	(3,558)
Depreciation and amortization for the year	1,203	1,119	1,104
Disposals	(30)	(859)	0
Effect of movement in exchange rates	0	0	0
Ending balance	$ (6,095)	$ (4,922)	$ (4,662)